UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7440
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)
1299 Ocean Avenue, 11th Floor, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant's telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

ITEM 1.                                  SCHEDULE OF INVESTMENTS.

Dimensional Emerging Markets Value Fund Inc.

Form N-Q

August 31, 2005

(Unaudited)

Table of Contents

Schedule of Investments

Dimensional Emerging Markets Value Fund Inc.

Organizational Note

Security Valuation Note

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

		Shares	Value †
SOUTH KOREA — (11.9%)
COMMON STOCKS — (11.9%)
	Aekyung Petrochemical Co., Ltd.	10,140	$197,507
	Amorepacific Corp.	671	180,608
*	Anam Semiconductor, Inc.	519,149	1,066,017
	Asia Cement Manufacturing Co., Ltd.	9,438	321,947
	AUK Corp.	24,000	63,681
	Baiksan Co., Ltd.	41,550	41,247
*	Boo Kook Securities Co., Ltd.	17,385	114,491
	BYC Co., Ltd.	810	53,010
*	Byuck San Corp.	2,132	34,477
	Byuck San Engineering and Construction Co., Ltd.	87,860	645,940
*	Capro Corp.	16,830	72,617
	Cheil Industrial, Inc.	95,804	1,972,438
*	Cho Kwang Leather Co., Ltd.	4,860	15,093
	Choil Aluminium Manufacturing Co., Ltd.	5,770	36,406
	Chon Bang Co., Ltd.	2,520	81,677
	Chong Kun Dang Pharmaceutical Corp.	11,299	276,085
	Choongwae Pharmaceutical Corp.	9,816	332,632
	Chosun Refractories Co., Ltd.	7,370	210,356
*	CKD Bio Corp.	3,109	19,205
	D.I Corp.	65,430	152,442
*	Dacom Corp.	36,810	432,278
	Dae Chang Industrial Co.	6,170	26,867
	Dae Dong Industrial Co., Ltd.	3,930	34,862
	Dae Han Fire & Marine Insurance Co., Ltd.	12,610	80,287
	Dae Sang Corp.	49,644	477,815
	Dae Won Kang Up Co., Ltd.	13,100	256,638
*	Dae Young Packaging Co., Ltd.	356,210	64,384
	Daeduck Electronics Co., Ltd.	58,160	530,335
	Daeduck Industries Co., Ltd.	39,860	353,471
	Daegu Bank Co., Ltd.	193,922	2,043,241
	Daehan Flour Mills Co., Ltd.	2,525	266,416
	Daehan Synthetic Fiber Co., Ltd.	2,000	70,182
	Daelim Industrial Co., Ltd.	70,240	4,178,014
	Daelim Trading Co., Ltd.	27,140	129,616
*	Daesang Holdings Co., Ltd.	33,096	134,328
	Daesung Industrial Co., Ltd.	7,690	270,615
	Daewoo Engineering & Construction Co., Ltd.	819,780	6,710,997
	Daewoo International Corp.	64,190	952,177
	Daewoo Motor Sales Corp.	61,560	838,647
*	Daewoo Securities Co., Ltd.	495,270	5,227,346
	Daewoong Co., Ltd.	12,340	127,523
	Dahaam E-Tec Co., Ltd.	5,985	88,041
	Daishin Securities Co., Ltd.	103,481	1,409,714
	Daiyang Metal Co., Ltd.	40,000	68,963
*	Daou Technology, Inc.	60,000	123,334
	DC Chemical Co., Ltd.	38,990	887,741
*	Dong Ah Tire Industrial Co., Ltd.	43,904	214,938
	Dong Bu Insurance Co., Ltd.	132,650	1,606,738
*	Dong Hai Pulp Co., Ltd.	14,310	32,864
	Dong IL Rubber Belt Co., Ltd.	7,744	27,228
	Dong Wha Pharmaceutical Industries Co.	5,167	74,992
*	Dong Won Co., Ltd.	5,520	64,685
	Dong Yang Department Store Co., Ltd.	9,000	101,463
	Dong-A Pharmaceutical Co., Ltd.	20,320	902,987
	Dongbu Corp.	46,410	767,085
	Dongbu Hannong Chemical Co., Ltd.	14,890	261,683
	Dongbu Securities Co., Ltd.	22,040	101,918
	Dongbu Steel Co., Ltd.	46,108	514,581
	Dong-Il Corp.	4,205	140,335
	Dongkook Industries Co., Ltd.	1,620	7,664
	Dongkuk Steel Mill Co., Ltd.	155,862	2,559,958
	Dongsu Industrial Co., Ltd.	770	182,663
	Dongsung Chemical Co., Ltd.	3,770	25,624
	Dongwon F&B Co., Ltd.	6,666	286,734

	Dongwon Financial Holding Co., Ltd.	116,926	2,565,683
	Dongwon Industries Co., Ltd.	1,876	53,082
	Dongyang Express & Construction Corp.	3,727	200,548
*	Dongyang Express Bus Corp.	1,522	16,860
	Dongyang Mechatronics Corp.	20,680	76,401
*	Doosan Corp.	47,020	778,774
	Doosan Heavy Industries & Construction Co., Ltd.	400,500	6,957,749
*	Doosan Industrial Development Co., Ltd.	193,240	927,701
	DPI Co., Ltd.	33,340	195,372
	Duck Yang Industry Co., Ltd.	4,000	38,634
	Enex Co., Ltd.	5,960	36,938
	F&F Co., Ltd.	23,100	75,481
*	First Fire & Marine Insurance Co., Ltd.	40,160	136,372
*	Firstech Co., Ltd.	28,190	38,369
*	FNC Kolon Corp.	11,960	103,244
	Fursys, Inc.	24,120	431,432
	Global & Yuasa Battery Co., Ltd.	11,600	36,406
	Green Cross Corp.	10,540	352,005
	Gwangju Shinsegae Co., Ltd.	1,590	168,922
	Halla Engineering & Construction Corp.	7,450	206,663
	Han Kuk Carbon Co., Ltd.	25,070	99,205
	Han Wha Corp.	146,740	2,774,788
	Han Yang Securities Co., Ltd.	24,940	152,908
	Hana Securities Co., Ltd.	40,790	448,358
	Handok Pharmaceuticals Co., Ltd.	18,150	196,301
	Handsome Corp.	35,380	317,953
	Hanil Cement Manufacturing Co., Ltd.	18,013	1,164,705
	Hanil E-Wha Co., Ltd.	79,730	140,106
	Hanil Iron & Steel Co., Ltd.	1,815	35,738
	Hanjin Heavy Industry Co., Ltd.	165,520	2,825,024
	Hanjin Transportation Co., Ltd.	23,460	481,676
	Hankook Cosmetics Co., Ltd.	30,000	50,887
	Hankook Tire Manufacturing Co., Ltd.	150,550	1,802,581
	Hankuk Electric Glass Co., Ltd.	23,010	864,832
	Hankuk Glass Industries, Inc.	22,200	986,426
	Hankuk Paper Manufacturing Co., Ltd.	9,800	387,661
*	Hanmi Capital Co., Ltd.	28,690	153,524
	Hansae Co., Ltd.	3,260	42,459
	Hansol Chemical Co., Ltd.	12,467	86,014
	Hansol CSN Co., Ltd.	103,640	264,413
	Hansol Paper Co., Ltd.	102,044	1,024,512
*	Hansol Telecom Co., Ltd.	547	10,921
	Hanssem Co., Ltd.	12,390	62,293
	Hanwha Chemical Corp.	246,060	2,902,545
	Hanwha Securities Co., Ltd.	62,690	419,549
	Heesung Cable, Ltd.	3,660	53,596
	Histeel Co., Ltd.	1,188	18,568
*	Honam Petrochemical Corp.	21,360	1,121,932
	Hotel Shilla, Ltd.	76,920	625,767
	HS R&A Co., Ltd.	4,980	54,466
	Huchems Fine Chemical Corp.	45,340	225,234
*	Huneed Technologies Co., Ltd.	90,030	54,666
	Husteel Co., Ltd.	10,370	175,478
	Hwa Sung Industrial Co.	26,510	256,526
	Hwashin Co., Ltd.	42,000	77,386
	Hyosung T & C Co., Ltd.	72,817	859,177
	Hyundai Cement Co., Ltd.	15,435	407,218
*	Hyundai Corp.	6,015	37,201
	Hyundai Department Store Co., Ltd.	37,908	2,502,720
	Hyundai Department Store H & S Co., Ltd.	8,362	372,735
	Hyundai Development Co.	160,560	4,318,030
	Hyundai Elevator Co., Ltd.	12,210	627,501
	Hyundai Heavy Industries Co., Ltd.	189,160	12,695,977
	Hyundai Hysco	170,820	2,420,236
	Hyundai Marine & Fire Insurance Co., Ltd.	127,340	1,047,007
*	Hyundai Merchant Marine Co., Ltd.	193,270	2,486,138
	Hyundai Mipo Dockyard Co., Ltd.	15,693	1,110,943
	Hyundai Motor Co., Ltd.	446,030	30,752,616
	Hyundai Pharmaceutical Ind. Co., Ltd.	4,200	77,328
*	Hyundai Securities Co., Ltd.	249,730	2,319,758
	Il Dong Pharmaceutical Co., Ltd.	5,840	164,825
	Il Yang Pharmaceutical Co., Ltd.	6,107	126,125
	Iljin Diamond Co., Ltd.	9,368	86,963
*	Iljin Display Co., Ltd.	5,361	45,317
	Iljin Electric, Ltd.	26,530	68,554

	Ilshin Spinning Co., Ltd.	3,600	139,134
	Ilsung Pharmaceutical Co., Ltd.	3,990	120,886
	INI Steel Co., Ltd.	235,930	4,802,894
	ISU Chemical Co., Ltd.	14,350	126,037
	Jeil Pharmaceutical Co.	2,220	135,091
	Jeonbuk Bank, Ltd.	54,559	330,936
*	Jinro, Ltd.	407	17,636
	Joongang Constuction Co., Ltd.	9,880	170,020
*	Keang Nam Enterprises Co., Ltd.	19,942	201,114
	KEC Corp.	155,000	240,136
	Keyang Electric Machinery Co., Ltd.	71,760	96,070
	KG Chemical Corp.	11,123	67,047
	Kia Motors Corp.	899,680	13,381,298
	Kodenshi Korea Corp.	38,000	90,436
	Kolon Chemical Co., Ltd.	20,220	182,035
*	Kolon Engineering & Construction Co., Ltd.	37,850	272,845
*	Kolon Industries, Inc.	32,379	254,812
*	Kolon International Corp.	1,905	23,644
	Korea Cast Iron Pipe Co., Ltd.	44,688	163,763
	Korea Circuit Co.	31,660	185,775
	Korea Development Co., Ltd.	23,520	614,993
*	Korea Development Leasing Corp.	6,348	190,435
	Korea Electric Terminal Co., Ltd.	9,980	125,505
	Korea Fine Chemical Co., Ltd.	7,000	57,842
	Korea Flange Co., Ltd.	10,290	163,949
	Korea Iron & Steel Co., Ltd.	25,230	614,390
	Korea Iron & Steel Works Co., Ltd.	21,294	515,377
	Korea Kolmar Co., Ltd.	36,944	151,942
	Korea Komho Petrochemical Co., Ltd.	61,750	1,030,862
	Korea Mutual Savings Bank	14,910	131,062
	Korea Petrochemical Industry Co., Ltd.	12,300	337,253
	Korea Polyol Co., Ltd.	11,768	437,831
	Korea Reinsurance Co., Ltd.	111,460	765,647
	Korea Zinc Co., Ltd.	52,610	1,698,399
	Korean Air Co., Ltd.	203,658	3,499,454
	Korean Air Terminal Service Co., Ltd.	3,490	73,583
*	KP Chemical Corp.	201,976	1,279,112
*	KTB Network, Ltd.	135,720	347,761
	Kukdo Chemical Co., Ltd.	8,710	114,311
	Kukdong City Gas Co., Ltd.	12,780	285,460
	Kumgang Korea Chemical Co., Ltd.	29,050	6,259,173
	Kumho Industrial Co., Ltd.	99,300	1,384,625
	Kunsul Chemical Industrial Co., Ltd.	12,700	164,118
	Kwang Dong Pharmaceutical Co., Ltd.	114,660	410,020
	Kyeryong Construction Industrial Co., Ltd.	17,500	432,606
	Kyobo Securities Co., Ltd.	76,680	349,912
	Kyong Dong Boiler Co., Ltd.	3,450	45,161
*	Kyungbang Co., Ltd.	1,856	116,932
	LG Cable, Ltd.	81,160	1,988,304
	LG Chemical Investment, Ltd.	129,850	3,039,813
	LG Chemical, Ltd.	26,500	1,085,365
	LG Engineering & Construction Corp.	104,882	3,868,051
	LG International Corp.	117,374	1,476,074
	LG Investment & Securities Co., Ltd.	246,950	2,579,290
	Lotte Confectionary Co., Ltd.	1,170	814,273
	Lotte Sam Kang Co., Ltd.	2,460	460,246
*	Meritz Securities Co., Ltd.	73,900	286,250
*	Midopa Co., Ltd.	88,950	596,586
	Motonic Corp.	640	16,654
	Namhae Chemical Corp.	105,810	217,821
	Namyang Dairy Products Co., Ltd.	1,600	779,457
	Nong Shim Holdings Co., Ltd.	1,750	143,135
	Oriental Fire & Marine Insurance Co., Ltd.	16,810	432,116
	Ottogi Corp.	7,320	588,860
*	Pantech Co., Ltd.	40,270	168,328
	PaperCorea, Inc.	19,552	70,896
*	Partsnic Co., Ltd.	11,310	16,271
	Pohang Coated Steel Co., Ltd.	12,780	331,541
	Poong Lim Industrial Co., Ltd.	32,280	133,925
	Poong San Corp.	66,220	718,377
*	Pum Yang Construction Co., Ltd.	14,667	132,636
	Pusan Bank	200,400	1,936,087
	Pusan City Gas Co., Ltd.	21,560	416,667
	Pyung Hwa Industrial Co., Ltd.	45,370	296,653
*	Rocket Electric Co., Ltd.	3,460	23,239

*	Saehan Industries, Inc.	95,610	307,021
*	Saehan Media Corp.	31,250	46,365
	Sam Jin Pharmaceutical Co., Ltd.	2,650	152,641
	Sam Yung Trading Co., Ltd.	13,840	31,042
	Sambu Construction Co., Ltd.	11,398	250,979
	Samhwa Crown and Closure Co., Ltd.	3,100	38,151
	Samhwa Paints Industrial Co., Ltd.	33,600	107,292
	Samlip Industrial Co., Ltd.	15,670	91,171
	Samsung Climate Control Co., Ltd.	11,990	69,561
	Samsung Corp.	331,070	4,879,627
	Samsung Electro-Mechanics Co., Ltd.	43,350	1,046,268
	Samsung Engineering Co., Ltd.	84,110	1,593,888
	Samsung Fine Chemicals Co., Ltd.	62,960	1,452,533
	Samsung Heavy Industries Co., Ltd.	525,070	6,731,550
	Samsung SDI Co., Ltd.	10,430	986,275
	Samsung Securities Co., Ltd.	116,860	3,628,213
	Samsung Techwin Co., Ltd.	130,710	1,680,588
	Samwhan Corp.	17,730	264,781
	Samyang Corp.	25,405	942,178
	Samyang Genex Co., Ltd.	5,490	307,192
	Samyang Tongsang Co., Ltd.	2,820	40,632
*	Samyoung Chemical Co., Ltd.	2,820	29,787
	Samyoung Corp.	6,130	107,242
	Samyoung Electronics Co., Ltd.	39,200	260,672
	Seah Holdings Corp.	4,619	232,668
	Seah Steel Corp.	6,245	196,903
*	Segye Corp.	20,530	35,796
	Sejong Industrial Co., Ltd.	44,050	203,669
	Sejong Securities Co., Ltd.	54,071	239,343
	Sempio Foods Co.	3,610	50,223
	Seoul Securities Co., Ltd.	546,100	394,391
*	Shin Dong-Ah Fire & Marine Insurance Co.	22,873	152,746
	Shin Heung Securities Co., Ltd.	9,130	56,038
	Shin Young Securities Co., Ltd.	18,390	344,717
	Shin Young Wacoal, Inc.	273	13,032
	Shinhan Financial Group Co., Ltd.	46,326	1,369,933
*	Shin-Ho Paper Manufacturing Co., Ltd.	38,850	231,666
	Shinmoorim Paper Manufacturing Co., Ltd.	34,120	332,730
	Shinpoong Pharmaceutical Co., Ltd.	4,540	94,902
	Shinsegae Engineering & Construction Co., Ltd.	3,980	91,190
*	Shinsung Tongsang Co., Ltd.	21,550	51,041
	Sindo Ricoh Co., Ltd.	18,480	936,881
	SK Chemicals Co., Ltd.	37,810	580,503
	SK Gas Co., Ltd.	18,370	558,322
*	SKC Co., Ltd.	71,130	788,947
	Songwon Industrial Co., Ltd.	24,310	55,022
*	Ssang Bang Wool Co., Ltd.	52,870	166,486
*	Ssangyong Cement Industry Co., Ltd.	710,212	1,790,415
*	Ssangyong Fire & Marine Insurance Co.	13,190	56,326
*	Ssangyong Motor Co.	247,830	1,750,680
	STX Corp.	29,100	384,267
	STX Engine Co., Ltd.	8,711	143,405
	Sung Chang Enterprise Co., Ltd.	9,000	117,720
	Sung Shin Cement Co., Ltd.	45,580	1,021,314
*	Sungwon Corp.	20,600	58,056
	Sunjin Co., Ltd.	4,240	121,173
*	Sunkyong Securities Co., Ltd.	384,280	397,743
	Tae Kwang Industrial Co., Ltd.	2,881	1,634,260
	Tae Kyung Industrial Co., Ltd.	63,000	210,749
	Tae Young Corp.	16,270	565,130
	Taegu Department Store Co., Ltd.	19,941	236,115
	Tai Han Electric Wire Co., Ltd.	95,477	1,149,619
	Tai Lim Packaging Industries Co., Ltd.	4,380	19,078
*	The Will-Bes & Co., Ltd.	10,640	25,193
*	Tong Kook Corp.	607	913
*	Tong Yang Investment Bank	166,420	697,457
*	Tong Yang Major Corp.	24,960	96,491
	Tong Yang Moolsan Co., Ltd.	4,560	19,928
	Tongil Heavy Industries Co., Ltd.	160,770	202,896
	TS Corp.	3,881	97,519
	Union Steel Manufacturing Co., Ltd.	21,297	707,529
	Wiscom Co., Ltd.	22,000	89,015
	Woongjin.Com Co., Ltd.	78,940	435,658
	Yoosung Enterprise Co., Ltd.	37,800	107,645
	Youlchon Chemical Co., Ltd.	47,300	569,153

*	Young Poong Mining & Construction Corp.	18,030	955
	Youngbo Chemical Co., Ltd.	33,000	65,033
	Youngone Corp.	108,650	335,077
	Youngpoong Corp.	2,710	287,396
	Yuhan Corp.	5,435	656,056
	Yuhwa Securities Co., Ltd.	17,000	179,543
*	Zinus, Inc.	9,330	6,738
TOTAL — SOUTH KOREA
(Cost $123,908,237)			247,503,133
SOUTH AFRICA — (11.6%)
COMMON STOCKS — (11.6%)
	ABSA Group, Ltd.	898,244	12,957,949
	Advtech, Ltd.	620,958	175,893
	Aeci, Ltd.	301,269	2,481,305
	Afgri, Ltd.	1,009,836	862,511
	African Life Assurance Co., Ltd.	488,203	1,680,603
*	Afrikander Lease, Ltd.	246,760	211,774
	AG Industries, Ltd.	361,487	181,710
	Allied Electronics Corp., Ltd.	368,310	1,158,153
	Anglo American PLC	234,915	5,952,533
*	Anglovaal Mining, Ltd.	839,985	4,400,808
	Argent Industrial, Ltd.	119,621	225,629
*	AST Group, Ltd.	195,883	17,637
	Aveng, Ltd.	1,132,782	2,304,990
	AVI, Ltd.	928,811	2,130,920
	Barloworld, Ltd.	674,655	10,780,264
*	Bell Equipment, Ltd.	252,150	356,923
*	Bridgestone Firestone Maxiprest, Ltd.	113,271	20,230
*	Business Connexion Group	465,381	457,092
	Bytes Technology Group, Ltd.	314,654	487,216
	Capitec Bank Holdings, Ltd.	169,258	467,523
	Caxton & CTP Publishers & Printers, Ltd.	1,479,539	2,796,859
*	Corpgro, Ltd.	579,166	0
*	Datatec, Ltd.	412,373	1,082,223
	Delta Electrical Industries, Ltd.	136,407	941,124
*	Dimension Data Holdings PLC	2,167,023	1,498,133
	Distell Group, Ltd.	610,033	2,823,451
	Dorbyl, Ltd.	105,718	214,302
*	Durban Roodeport Deep, Ltd.	155,655	160,976
	Ellerine Holdings, Ltd.	260,773	2,505,675
	Enviroserv Holdings, Ltd.	259,484	167,358
	Gold Reef Casino Resorts, Ltd.	344,218	847,809
	Group Five, Ltd.	204,934	574,318
*	Harmony Gold Mining Co., Ltd.	1,297,860	9,706,655
	Highveld Steel & Vanadilum Corp., Ltd.	262,534	2,042,674
	Hudaco Industries, Ltd.	70,987	446,934
	Iliad Africa, Ltd.	76,658	133,669
	Illovo Sugar, Ltd.	819,780	1,139,170
*	Imperial Holdings, Ltd.	349,923	6,598,546
	Investec, Ltd.	158,522	5,054,967
*	JCI, Ltd.	4,289,448	107,847
*	Johnic Communications, Ltd.	294,723	2,087,607
*	Lereko Mobility, Ltd.	27,352	154,731
	Liberty Group, Ltd.	1,200,433	12,174,392
	M Cubed Holdings, Ltd.	1,850,526	122,373
	Medi-Clinic Corp., Ltd.	1,077,421	2,922,860
	Metair Investment, Ltd.	19,631	738,569
*	Metorex, Ltd.	610,501	406,655
	Metropolitan Holdings, Ltd.	1,976,329	3,605,963
	Mittal Steel South Africa, Ltd.	2,075,380	15,634,177
	Murray & Roberts Holdings, Ltd.	977,421	2,444,539
	Mvelaphanda Group, Ltd.	533,601	584,956
	Nampak, Ltd.	1,874,714	4,532,867
	Nedcor, Ltd.	1,554,099	21,450,228
	New Clicks Holdings, Ltd.	1,129,087	1,438,610
	New Corpcapital, Ltd.	579,166	29,123
	Northam Platinum, Ltd.	675,738	1,321,115
	Nu-World Holdings, Ltd.	58,135	274,274
	Oceana Group, Ltd.	340,462	855,233
	Old Mutual PLC	11,350,945	29,007,995
	Omnia Holdings, Ltd.	63,382	402,673

*	Palabora Mining Co., Ltd.	69,265	360,236
	Peregrine Holdings, Ltd.	559,969	484,695
*	Prism Holdings, Ltd.	458,100	42,926
	PSG Group, Ltd.	278,342	405,607
	Rainbow Chicken, Ltd.	842,544	1,125,302
*	Randgold & Exploration Co., Ltd.	256,811	359,162
	Redefine Income Fund, Ltd.	83,325	57,491
	Sanlam, Ltd.	8,444,615	17,622,401
	Santam, Ltd.	402,305	4,473,789
	Sappi, Ltd.	717,174	7,698,814
	Steinhoff International Holdings, Ltd.	3,474,550	8,998,927
	Sun International, Ltd.	151,284	1,734,238
	Tiger Wheels, Ltd.	166,318	746,023
	Tongaat-Hulett Group, Ltd.	471,154	4,796,900
	Trans Hex Group, Ltd.	274,832	692,549
	Trencor, Ltd.	584,444	2,017,964
	UCS Group, Ltd.	376,067	75,543
	Unitrans, Ltd.	165,695	887,462
	Value Group, Ltd.	311,313	99,367
*	Western Areas, Ltd.	200,686	664,915
TOTAL COMMON STOCKS
(Cost $188,038,808)			239,687,604
INVESTMENT IN CURRENCY — (0.0%)
*	South African Rand		476,621
(Cost $475,336)
TOTAL — SOUTH AFRICA
(Cost $188,514,144)			240,164,225
MEXICO — (10.4%)
COMMON STOCKS — (10.4%)
	Alfa S.A. de C.V. Series A	5,405,364	32,773,946
	Cementos de Mexico S.A. de C.V. Series B	1,632,054	7,772,553
*	Cintra S.A. de C.V.	85,000	64,807
*	Consorcio Hogar S.A. de C.V. Series B	540,200	157,715
	Controladora Comercial Mexicana S.A. de C.V. Series B	7,880,200	10,990,516
*	Corporacion Geo S.A. de C.V. Series B	1,728,500	4,805,407
*	Corporacion Interamericana de Entramiento S.A. de C.V. Series B	1,643,586	3,498,064
	Corporacion Mexicana de Restaurantes S.A. de C.V. Series B	3,689	722
	Corporativo Fragua S.A. de C.V. Series B	70	281
*	Desc S.A. de C.V. Series B	8,736,833	2,266,459
	El Puerto de Liverpool S.A. de C.V. Series 1	20,000	41,655
	El Puerto de Liverpool S.A. de C.V. Series C1	328,600	679,809
	Embotelladora Arca S.A. de C.V., Mexico	304,200	656,201
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,531
*	Empresas ICA Sociedad Controladora S.A. de C.V.	19,372,200	7,745,278
	Empresas la Moderna S.A. de C.V. Series A	3,457,285	670,401
	Fomento Economico Mexicano S.A. de C.V. Series B & D	488,000	3,346,351
	Gruma S.A. de C.V. Series B	3,347,050	7,531,252
	Grupo Carso S.A. de C.V. Series A-1	13,173,051	26,823,786
	Grupo Cementos de Chihuahua S.A. de C.V.	2,692,992	6,322,459
	Grupo Continental S.A. de C.V.	1,444,500	2,444,435
	Grupo Corvi S.A. de C.V. Series L	284,000	73,938
	Grupo Financiero del Norte S.A. de C.V. Series C	650,000	5,336,588
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	74	37
	Grupo Financiero GBM Atlantico S.A. de C.V. Series L	75,724	39,429
	Grupo Financiero Inbursa S.A. de C.V. Series O	6,727,615	13,918,125
*	Grupo Gigante S.A. de C.V. Series B	324,076	212,284
*	Grupo Herdez S.A. de C.V.	319,000	180,930
	Grupo Industrial Maseca S.A. de C.V. Series B	2,771,700	1,855,531
	Grupo Industrial Saltillo S.A. de C.V.	1,246,869	1,580,179
*	Grupo Iusacell S.A. de C.V.	143,500	380,265
*	Grupo Nutrisa S.A. de C.V.	428	175
	Grupo Posadas S.A. de C.V. Series L	356,000	301,549
*	Grupo Qumma S.A. de C.V. Series B	5,301	89
*	Grupo Tribasa S.A. de C.V.	152,065	0
	Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)	411,800	1,282,687
	Industrias Penoles S.A. de C.V.	1,277,400	4,987,264
*	Industrias S.A. de C.V. Series B	2,361,452	4,981,994
*	Jugos del Valle S.A. de C.V. Series B	213,600	374,868
	Nueva Grupo Mexico S.A. de C.V. Series B	21,343,635	37,527,488

*	Organizacion Soriana S.A. de C.V. Series B	5,249,700	20,598,544
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	870
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,442
*	US Commercial Corp. S.A. de C.V.	271,000	100,790
	Vitro S.A. de C.V.	2,699,100	3,104,404
TOTAL COMMON STOCKS
(Cost $146,322,417)			215,439,098
INVESTMENT IN CURRENCY — (0.0%)
*	Mexican Peso		6,232
(Cost $6,374)
TOTAL — MEXICO
(Cost $146,328,791)			215,445,330
TAIWAN — (9.8%)
COMMON STOCKS — (9.7%)
*	A.G.V. Products Corp.	327,000	71,345
*	Ability Enterprise Co., Ltd.	287,260	156,723
	Abit Computer Co., Ltd.	835,498	24,382
*	Abocom Systems, Inc.	105,000	30,793
*	Accton Technology Corp.	855,000	321,596
	Acer, Inc.	1,636,889	3,113,229
	Allis Electric Co., Ltd.	86,320	15,359
	Altek Corp.	39,591	62,477
	Amtran Technology Co., Ltd.	680,324	250,500
*	Apex Science & Engineering Corp.	103,000	13,733
*	Arima Computer Corp.	1,851,000	397,291
	Asia Cement Corp.	6,903,484	3,842,973
	Asia Chemical Corp.	357,000	91,913
	Asia Polymer Corp.	288,489	112,112
*	Askey Computer Co., Ltd.	781,511	325,675
	Audix Co., Ltd.	58,180	71,080
	Aurora Corp.	448,650	249,748
	Aurora Systems Corp.	157,000	55,982
	Avision, Inc.	242,503	200,416
	Bank of Kaohsiung Co., Ltd.	966,622	589,904
*	Behavior Tech Computer Corp.	544,000	170,323
*	Bes Engineering Corp.	2,010,089	264,551
*	Carnival Industrial Corp.	336,000	73,306
	Cathay Chemical Works, Inc.	131,000	38,059
*	Cathay Real Estate Development Co., Ltd.	2,493,421	1,058,996
*	Central Insurance Co., Ltd.	336,020	102,304
	Central Reinsurance Co., Ltd.	620,614	223,852
	Chang Hwa Commercial Bank	10,732,459	5,628,543
*	Chang-Ho Fibre Corp.	50,000	19,503
*	Charoen Pokphand Enterprises Co., Ltd.	96,000	14,674
	Cheng Loong Corp.	1,798,480	480,087
*	Chia Her Industrial Co., Ltd.	699,000	33,046
*	Chia Hsin Cement Corp.	1,216,000	545,042
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	812,250	60,603
*	Chia-I Industrial Co., Ltd.	474,000	90,362
*	Chien Tai Cement Co., Ltd.	282,238	5,913
	China Airlines	10,316,207	4,983,742
	China Chemical & Pharmaceutical Co.	330,264	103,015
*	China Development Financial Holding Corp.	20,000,000	7,350,579
	China Electric Manufacturing Co., Ltd.	306,000	115,701
*	China General Plastics Corp.	314,000	78,263
*	China Glaze Co., Ltd.	54,000	10,707
*	China Life Insurance Co., Ltd.	1,148,763	453,236
	China Man-Made Fiber Co., Ltd.	1,156,809	332,975
	China Motor Co., Ltd.	3,188,570	2,939,853
*	China Petrochemical Development Corp.	2,716,000	798,423
*	China Rebar Co., Ltd.	1,009,328	73,576
	China Steel Structure Co., Ltd.	178,219	72,287
*	China Synthetic Rubber Corp.	497,948	184,118
*	China United Trust & Investment Corp.	534,289	70,964
*	China Wire & Cable Co., Ltd.	379,000	43,279
	Chinatrust Financial Holdings Co., Ltd.	260,974	244,174
	Chin-Poon Industrial Co., Ltd.	540,451	267,001
*	Chun Yu Works & Co., Ltd.	230,000	55,533
	Chun Yuan Steel Industrial Co., Ltd.	831,655	428,159
	Chung Hsin Electric & Machinery Co., Ltd.	646,000	281,633

	Chung Hwa Pulp Corp.	999,419	374,156
*	Chung Shing Textile Co., Ltd.	228,600	2,927
	Chungwa Picture Tubes Co., Ltd.	16,796,045	5,229,017
	Clevo Co.	863,990	278,927
*	CMC Magnetics Corp.	7,126,000	2,680,645
	Collins Co., Ltd.	336,319	103,009
	Compal Electronics, Inc.	2,202,190	2,208,437
*	Compeq Manufacturing Co., Ltd.	1,514,000	620,456
*	Compex International Co. Ltd.	46,400	283
	Continental Engineering Corp.	1,896,193	797,207
*	Cosmos Bank Taiwan	4,232,000	1,955,689
	CTCI Corp.	1,059,645	560,696
	Cyntec Co., Ltd.	36,120	22,650
*	Da-Cin Construction Co., Ltd.	236,190	53,249
*	Delpha Construction Co., Ltd.	228,044	27,562
	Der Pao Construction Co., Ltd.	483,000	102,999
	DFI, Inc.	65,280	55,973
	Edom Technology Co., Ltd.	68,000	54,292
	Elan Microelectronics Corp.	45,000	20,080
*	Elite Material Co., Ltd.	93,000	24,885
*	Elitegroup Computer Systems Co., Ltd.	1,384,250	812,715
*	Enlight Corp.	250,000	85,289
*	EnTie Commercial Bank	3,763,474	1,482,629
*	ET Internet Technology Corp.	432,491	139,794
	Eten Information Systems, Ltd.	134,000	77,150
	Eternal Chemical Co., Ltd.	1,182,500	701,785
	Eva Airways Corp.	10,098,642	4,090,833
*	Ever Fortune Industrial Co., Ltd.	409,000	4,121
	Everest Textile Co., Ltd.	440,820	80,199
	Evergreen International Storage & Transport Corp.	2,303,000	824,942
	Evergreen Marine Corp., Ltd.	2,647,502	1,827,622
	Everlight Chemical Industrial Corp.	306,950	83,781
*	Everspring Industry Co., Ltd.	212,180	38,521
	Far East Textile, Ltd.	11,411,942	7,425,299
	Far Eastern Department Stores, Ltd.	2,708,550	1,632,007
	Far Eastern International Bank	876,752	454,932
	Federal Corp.	370,650	191,414
*	FIC Global, Inc.	640,080	86,540
	First Copper Technology Co., Ltd.	322,750	109,350
	First Financial Holding Co., Ltd.	3,224,550	2,379,402
	First Hotel	130,380	97,271
	Formosa Taffeta Co., Ltd.	5,093,580	2,280,662
	Formosan Rubber Group, Inc.	562,000	219,540
*	Formosan Union Chemical Corp.	206,961	67,899
*	Fortune Electric Co., Ltd.	191,000	58,311
*	Fu I Industrial Co., Ltd.	264,000	47,643
	Fuh-Hwa Financial Holding Co., Ltd.	6,537,406	2,439,359
*	Fwuson Industry Co., Ltd.	302,000	47,532
*	G.T.M. Corp.	133,000	41,143
*	Giga Storage Corp.	209,898	45,918
	Giga-Byte Technology Co., Ltd.	1,250,287	1,192,569
	Gold Circuit Electronics, Ltd.	748,804	385,671
*	Goldsun Development & Construction Co., Ltd.	1,758,640	434,007
*	Grand Pacific Petrochemical Corp.	347,000	80,458
	Great China Metal Industry Co., Ltd.	461,000	197,759
	Great Wall Enterprise Co., Ltd.	376,980	114,433
*	Helix Technology, Inc.	158,211	18,838
	Hey Song Corp.	763,000	218,563
	Ho Tung Holding Corp.	781,628	156,864
*	Hocheng Corp.	364,000	91,227
*	Hong Ho Precision Textile Co., Ltd.	93,889	8,426
	Hong Tai Electric Industrial Co., Ltd.	282,000	89,124
	Hsinchu International Bank	1,777,417	1,031,690
	Hsing Ta Cement Co., Ltd.	376,980	104,080
	Hua Eng Wire & Cable Co., Ltd.	702,035	119,581
	Hua Nan Financial Holding Co., Ltd.	86,428	58,370
*	Hualon Corp.	257,040	8,476
*	Hung Ching Development & Construction Co., Ltd.	528,000	52,202
	Hung Poo Construction Corp.	430,000	282,519
*	Hung Sheng Construction Co., Ltd.	981,000	585,814
	International Bank of Taipei	3,672,734	2,318,210
	Inventec Corp.	5,557,416	2,479,094
*	Jean Co., Ltd.	154,000	44,938
	Jui Li Enterprise Co., Ltd.	195,000	58,056
	Jung Shing Wire Co., Ltd.	123,000	32,536

	Kang Na Hsiung Co., Ltd.	76,127	30,994
*	Kao Hsing Chang Iron & Steel Corp.	520,000	136,752
*	Kee Tai Properties Co., Ltd.	272,000	56,908
	King Yuan Electronics Co., Ltd.	1,603,394	1,127,689
*	Kingdom Construction Co., Ltd.	464,000	120,198
	Kinpo Electronics, Inc.	2,743,902	1,187,751
	Knowledge-Yield-Excellence Systems Corp.	299,135	205,463
*	Kuoyang Construction Co., Ltd.	136,029	48,341
*	Kwong Fong Industries Corp.	230,000	23,317
	Lan Fa Textile Co., Ltd.	305,915	51,715
*	Lead Data Co., Ltd.	444,140	62,317
*	Leadtek Research, Inc.	125,492	48,349
*	Lealea Enterprise Co., Ltd.	658,000	81,285
	Lee Chang Yung Chemical Industry Corp.	857,501	649,262
*	Lee Chi Enterprises Co., Ltd.	196,000	47,600
*	Lelon Co., Ltd.	132,118	53,465
*	Leofoo Development Co., Ltd.	238,000	132,045
	Les Enphants Co., Ltd.	131,038	88,110
*	Li Peng Enterprise Co., Ltd.	694,000	145,584
	Li Shin International Enterprise Corp.	41,496	17,261
	Lien Hwa Industrial Corp.	1,116,000	386,775
	Lingsen Precision Industries, Ltd.	211,320	63,715
	Long Bon Development Co., Ltd.	694,000	241,550
	Long Chen Paper Co., Ltd.	628,000	137,876
	Lucky Cement Corp.	449,000	97,304
*	Luxon Electronics Corp.	313,400	35,540
*	Macronix International Co., Ltd.	8,709,000	1,042,117
*	Mega Financial Holding Co., Ltd.	18,530,000	12,338,701
*	Megamedia Corp.	782	5
	Mercuries & Associates, Ltd.	706,980	151,848
*	Mercuries Data Co., Ltd.	144,799	38,422
	Merida Industry Co., Ltd.	181,260	130,064
*	Microelectronics Technology, Inc.	621,000	206,148
	Micro-Star International Co., Ltd.	1,515,542	877,758
*	Microtek International, Inc.	115,062	20,117
	Mitac International Corp.	2,355,454	2,791,360
	Mitac Technology Corp.	175,801	130,811
*	Mustek Systems, Inc.	257,514	54,401
*	Namchow Chemical Industrial Co., Ltd.	164,057	24,853
*	Nankang Rubber Tire Co., Ltd.	104,312	108,081
	Nantex Industry Co., Ltd.	191,090	75,804
*	New Asia Construction & Development Co., Ltd.	146,000	14,463
	Nien Hsing Textile Co., Ltd.	118,000	89,900
	Ocean Plastics Co., Ltd.	134,400	43,960
*	Opto Tech Corp.	483,000	123,846
*	Orient Semiconductor Electronics, Ltd.	648,713	74,207
*	Pacific Construction Co., Ltd.	324,256	16,830
*	Pacific Electric Wire & Cable Corp.	1,873,020	29,740
	Pan Jit International, Inc.	172,893	70,620
*	Pan Overseas Electronics Co., Ltd.	187,864	46,820
*	Pan-International Industrial Corp.	218,295	235,157
*	Phihong Technology Co., Ltd.	246,283	75,876
	Phoenix Precision Technology Corp.	620,005	596,790
*	Picvue Electronics, Ltd.	604,000	60,787
	Premier Image Technology Corp.	215,270	252,153
*	Primax Electronics, Ltd.	484,744	122,387
*	Prince Housing & Development Corp.	1,536,000	354,199
*	Procomp Informatics, Ltd.	391,440	0
*	Prodisc Technology, Inc.	1,339,157	311,400
	Quanta Display, Inc.	969,000	328,130
*	Radium Life Tech Corp.	85,534	39,319
	Ralec Electronic Corp.	180,932	67,960
	Realtek Semiconductor Corp.	1,432,200	1,447,574
*	Rectron, Ltd.	78,300	9,646
	Rexon Industrial Corp., Ltd.	218,820	57,078
*	Ritek Corp.	3,638,518	1,236,967
*	Ruentex Development Co., Ltd.	1,442,000	311,492
*	Sampo Corp.	2,082,850	309,603
	San Fang Chemical Industry Co., Ltd.	207,280	105,625
	Sanyang Industrial Co., Ltd.	1,570,000	576,253
	Sanyo Electric Co., Ltd.	451,000	236,510
	SDI Corp.	191,483	67,553
	Sheng Yu Steel Co., Ltd.	5,000	4,615
	Shihlin Electric & Engineering Corp.	1,048,000	938,944
*	Shihlin Paper Corp.	400,000	302,457

	Shinkong Co., Ltd.	204,809	86,856
*	Shinkong Synthetic Fibers Co., Ltd.	2,561,000	519,662
	Shinung Corp.	290,700	48,774
	Shuttle, Inc.	209,222	94,348
*	Silicon Integrated Systems Corp.	2,630,423	1,697,628
	Siliconware Precision Industries Co., Ltd.	1,218,055	1,103,261
*	Sin Yih Ceramic Co., Ltd.	211,000	40,512
	Sincere Navigation Corp.	382,052	375,610
*	Sinkong Spinning Co., Ltd.	195,000	76,355
	SinoPac Holdings Co., Ltd.	6,415,997	3,086,323
*	Sintek Photronics Corp.	1,334,000	441,980
	Siward Crystal Technology Co., Ltd.	42,868	18,200
*	Solomon Technology Corp.	338,000	57,639
	South East Soda Manufacturing Co., Ltd.	233,000	63,875
	Southeast Cement Co., Ltd.	656,700	128,467
*	Space Shuttle Hi-Tech Co., Ltd.	177,000	16,400
	Standard Foods Taiwan, Ltd.	288,000	113,061
	Stark Technology, Inc.	150,000	63,065
*	Sunonwealth Electric Machine Industry Co., Ltd.	21,000	7,956
	Systex Corp., Ltd.	1,541,341	418,755
	Ta Chen Stainless Pipe Co., Ltd.	81,000	49,678
*	Ta Chong Bank, Ltd.	2,711,906	800,788
*	Ta Jung Transportation Co., Ltd.	602,000	143,852
	Ta Ya Electric Wire & Cable Co., Ltd.	640,515	161,120
	Tah Hsin Industrial Corp.	268,000	80,310
	Ta-I Technology Co., Ltd.	160,272	78,804
*	Taichung Commercial Bank	2,479,000	647,312
*	Tainan Business Bank	749,000	248,990
	Tainan Spinning Co., Ltd.	3,261,000	703,384
	Taita Chemical Co., Ltd.	229,690	57,292
*	Taitung Business Bank	163,395	27,075
*	Taiwan Business Bank	11,323,412	4,044,126
*	Taiwan Cement Corp.	7,528,763	4,683,892
	Taiwan Fire & Marine Insurance Co., Ltd.	406,077	185,029
*	Taiwan Flourescent Lamp Co., Ltd.	124,000	44,184
	Taiwan Glass Ind. Corp.	2,661,485	2,159,157
*	Taiwan Kolin Co., Ltd.	905,000	232,619
	Taiwan Mask Corp.	525,000	227,130
	Taiwan Navigation Co., Ltd.	126,825	77,340
*	Taiwan Pulp & Paper Corp.	238,000	46,421
	Taiwan Sakura Corp.	257,958	67,886
	Taiwan Sogo Shinkong Security Co., Ltd.	586,414	332,829
*	Taiwan Tea Corp.	992,215	149,195
*	Tatung Co., Ltd.	9,309,000	2,746,587
*	Tay-Shan Enterprises Co., Ltd.	379,766	70,655
	Teapo Electronic Corp.	80,580	16,404
*	Teco Electric & Machinery Co., Ltd.	3,789,834	990,895
	Tecom, Ltd.	406,753	167,605
	Test-Rite International Co., Ltd.	98,931	66,746
*	The Ambassador Hotel	605,000	539,078
*	The Chinese Bank	2,740,000	401,279
*	The Farmers Bank of China	3,670,160	1,080,896
	The First Insurance Co., Ltd.	224,224	82,761
	Ton Yi Industrial Corp.	4,114,810	916,713
	Tsann Kuen Enterprise Co., Ltd.	274,179	427,060
	TSRC Corp.	1,141,000	595,925
	Tung Ho Steel Enterprise Corp.	794,555	517,209
*	Twinhead International Corp.	211,017	28,725
	TYC Brother Industrial Co., Ltd.	292,320	194,246
	Tycoons Group Enterprise Co., Ltd.	401,000	83,774
*	Ulead Systems, Inc.	66,000	40,553
*	Union Bank of Taiwan	3,637,577	1,115,587
*	Union Insurance Co., Ltd.	842,575	173,503
	Uni-President Enterprises Corp.	7,962,130	2,991,499
	Unitech Printed Circuit Board Corp.	465,475	134,303
*	United Epitaxy Co., Ltd.	421,978	217,063
	United Microelectronics Corp.	32,824,002	19,895,849
*	Universal Cement Corp.	516,549	183,795
*	Universal Microelectronics Co., Ltd.	69,010	18,436
	Universal Scientific Industrial Co., Ltd.	1,369,392	466,239
	UPC Technology Corp.	1,425,796	473,001
	USI Corp.	1,432,000	406,835
*	U-TECH Media Corp.	120,000	35,374
*	Ve Wong Corp.	177,000	45,629
*	Via Technologies, Inc.	2,917,402	1,722,031

*	Visual Photonics Epitacy Co., Ltd.	86,000	21,107
	Walsin Lihwa Corp.	7,973,412	2,360,885
	Walsin Technology Corp., Ltd.	561,194	245,717
	Wan Hwa Enterprise Co., Ltd.	260,590	108,845
	Waterland Financial Holdings	4,553,000	1,628,641
*	Wei Chih Steel Industrial Co., Ltd.	211,898	29,419
*	Wei Chuan Food Corp.	420,000	130,407
	Weltrend Semiconductor, Inc.	106,000	36,855
*	Winbond Electronics Corp.	9,457,000	2,900,814
	Wintek Corp.	154,271	225,249
*	Wistron Corp.	2,039,101	1,925,395
*	World Peace Industrial Co., Ltd.	314,700	149,044
	Wus Printed Circuit Co., Ltd.	635,928	202,827
*	Yageo Corp.	4,270,840	1,350,002
	Yang Ming Marine Transport Corp.	1,078,058	743,933
*	Yi Jinn Industrial Co., Ltd.	387,000	36,166
	Yieh Phui Enterprise Co., Ltd.	1,976,601	829,958
	Yosun Industrial Corp.	308,996	154,299
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,983,461	1,052,774
	Yulon Motor Co., Ltd.	3,925,271	3,958,597
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	1,000	1,160
	Yung Shin Pharmaceutical Industrial Co., Ltd.	281,400	240,345
	Yung Tay Engineering Co., Ltd.	574,000	421,802
	Zig Sheng Industrial Co., Ltd.	513,596	112,964
TOTAL COMMON STOCKS
(Cost $198,501,881)			202,150,977
INVESTMENT IN CURRENCY — (0.1%)
*	Taiwan Dollar		1,646,584
(Cost $1,681,826)
TOTAL — TAIWAN
(Cost $200,183,707)			203,797,561
INDIA — (9.4%)
COMMON STOCKS — (9.4%)
*	Aarti Industries, Ltd.	48,273	155,854
	Adani Exports, Ltd.	1,004,312	1,651,249
*	Aftek Infosys, Ltd.	197,734	567,314
	Alembic, Ltd.	8,500	53,125
*	Alok Industries, Ltd.	516,914	962,299
	Apollo Tyres, Ltd.	116,330	754,025
*	Arvind Mills, Ltd.	1,012,168	3,052,886
	Ashok Leyland, Ltd.	3,464,880	2,259,728
*	Aurobindo Pharmaceuticals, Ltd.	175,238	1,505,339
	Avaya Globalconnect, Ltd.	482	4,042
	Bajaj Auto, Ltd.	18,721	601,542
*	Ballarpur Industries, Ltd.	682,469	1,814,228
*	Balmer Lawrie & Co., Ltd.	14,712	136,034
*	Bank of Rajasthan	254,068	317,992
	BASF India, Ltd.	46,273	232,986
	BOC India, Ltd.	104,333	335,475
*	Century Enka, Ltd.	94,752	499,802
*	Chambal Fertilizers & Chemicals, Ltd.	1,773,037	1,575,825
	Cholamandalam Investment & Finance Co., Ltd.	33,044	105,802
*	Colour-Chem, Ltd.	2,398	16,570
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	166,653	344,510
	Dr. Reddy’s Laboratories, Ltd.	266,648	4,844,707
	E.I.D. - Parry (India), Ltd.	189,813	763,638
	EIH, Ltd.	50,307	510,583
	Electrosteel Casings, Ltd.	43,769	417,979
*	Escorts, Ltd.	128,223	308,317
*	Essar Steel, Ltd.	403,634	528,471
*	Essel Propack, Ltd.	56,167	435,339
*	Eveready Industries (India), Ltd.	184,522	426,437
	Exide Industries, Ltd.	65,210	286,375
*	Federal Bank, Ltd.	216,105	903,026
	Finolex Cables, Ltd.	67,918	428,174
	Finolex Industries, Ltd.	597,941	996,723
	GHCL, Ltd.	88,654	229,963
	Great Eastern Shipping Co., Ltd.	695,663	3,063,536
*	GTL, Ltd.	404,223	1,156,237
*	Gujarat Alkalies & Chemicals, Ltd.	280,526	957,972

*	Gujarat Fluorochemicals, Ltd.	10,149	419,899
	Gujarat Narmada Valley Fertilizers Co., Ltd.	379,736	872,012
*	Gujarat State Fertilisers & Chemicals, Ltd.	384,798	1,254,371
*	H.E.G., Ltd.	73,676	283,386
*	Himachal Futuristic Communications, Ltd.	1,582,003	909,762
	Himatsingka Seide, Ltd.	13,392	172,239
*	Hotel Leelaventure, Ltd.	124,290	669,127
	I.B.P. Co., Ltd.	7,999	77,225
*	Igate Global Solutions, Ltd.	19,902	103,697
*	India Cements, Ltd.	531,932	1,384,230
	Indian Hotels Co., Ltd.	244,556	4,231,211
	Indian Petrochemicals Corp., Ltd.	956,942	4,128,521
	Indian Rayon & Industries, Ltd.	88,670	1,166,866
	Indo Gulf Ferilisers, Ltd.	23,783	83,724
	Indo Rama Synthetics (India), Ltd.	182,314	302,804
	IndusInd Bank, Ltd.	965,962	1,709,623
	Industrial Development Bank of India, Ltd.	2,016,710	5,000,302
	Ingersoll-Rand (India), Ltd.	80,491	614,500
*	Ispat Industries, Ltd.	3,366,273	1,696,278
	J.B. Chemicals & Pharmaceuticals, Ltd.	148,162	320,741
*	J.K. Industries, Ltd.	77,582	221,406
	Jammu & Kashmir Bank, Ltd.	91,208	882,393
*	Jindal Stainless, Ltd.	426,585	1,182,808
*	Jindal Vijaynagar Steel, Ltd.	426,772	2,673,081
	Kesoram Industries, Ltd.	107,037	426,974
	Kirloskar Oil Engines, Ltd.	32,545	104,186
	LIC Housing Finance, Ltd.	260,111	1,217,964
	Mahavir Spinning Mills, Ltd.	42,392	427,160
	Mahindra & Mahindra, Ltd.	109,940	1,806,852
*	Mastek, Ltd.	41,625	401,371
	Moser Baer (India), Ltd.	450,495	2,307,835
	MRF, Ltd.	9,083	622,154
*	Mukand, Ltd.	227,709	459,694
*	Nagarjuna Fertilizers & Chemicals, Ltd.	1,160,476	463,403
*	Nahar Spinning Mills, Ltd.	22,313	128,873
*	Navneet Publications (India), Ltd.	16,703	118,331
	NIIT, Ltd.	19,941	128,416
*	Nirma, Ltd.	101,853	1,096,304
	Orchid Chemicals & Phamaceuticals, Ltd.	123,992	1,044,370
*	Pentamedia Graphics, Ltd.	658,344	162,603
	Polaris Software Lab, Ltd.	286,823	954,725
*	PSL, Ltd.	33,485	138,720
*	Punjab Tractors, Ltd.	284,281	1,150,775
*	Rain Calcining, Ltd.	61,289	60,607
	Raymond, Ltd.	181,343	1,513,208
*	Reliance Industries, Ltd.	5,387,074	88,048,504
*	Rolta India, Ltd.	236,445	881,989
*	Ruchi Soya Industries, Ltd.	40,707	257,959
	Samtel Color, Ltd.	77,810	166,230
	SRF, Ltd.	132,296	946,944
*	Sterlite Optical Technologies, Ltd.	60,150	165,978
*	Supreme Petrochem, Ltd.	69,306	52,101
	Tata Chemicals, Ltd.	935,702	3,997,617
	Tata Iron & Steel Co., Ltd.	85,451	758,912
	Tata Tea, Ltd.	166,270	3,093,025
	Tube Investments of India, Ltd.	52,562	478,478
	Ucal Fuel Systems, Ltd.	4,360	25,085
	UTI Bank, Ltd.	1,016,169	5,758,174
*	Uttam Galva Steels	106,026	121,984
*	Varun Shipping Co.	147,834	185,212
	Videsh Sanchar Nigam, Ltd.	700,712	6,017,376
*	Visualsoft Technologies, Ltd.	24,761	111,898
*	Zee Telefilms, Ltd. Series B	1,537,636	6,639,010
TOTAL — INDIA
(Cost $180,886,934)			196,005,311
BRAZIL — (7.7%)
PREFERRED STOCKS — (6.7%)
	Acesita SA	413,076	5,711,560
	Banco Bradesco SA	260,759	11,063,173
	Bradespar SA	5,702	120,789

	Brasil Telecom Participacoes SA	1,984,088	14,479
	Brasileira de Distribuicao Pao de Acucar	146,540,000	3,506,515
*	Braskem SA Preferred A	571,200	5,678,072
	Centrais Electricas de Santa Catarina S.A.- CELESC Series B	3,081,000	1,542,461
	Companhia Brasileira de Petroleo Ipiranga SA	202,800	2,206,966
	Companhia Cia Tecidos Norte de Minas	21,607,500	1,558,454
	Confab Industrial SA	1,800,000	2,627,068
*	Contax Participacoes SA	7,538	4,925
	Distribuidora de Produtos de Petroleo Ipiranga SA	8,000	127,280
	Duratex SA	334,550	3,151,044
	Embraco SA	437,300	144,715
*	Embratel Participacoes SA	1,389,166	2,782
	Forjas Taurus SA	254,000	96,988
	Gerdau SA	1,163,328	14,091,224
	Globex Utilidades SA	34,076	133,658
	Industrias Romi SA	9,200	265,422
*	Inepar Industria e Construcoes SA	7,896	36,180
	Investimentos Itau SA	6,952,166	17,373,041
	Magnesita SA Series A	132,900,000	659,707
	Marcopolo SA	370,800	751,983
	Metalurgica Gerdau SA	595,200	9,116,131
	Perdigao SA NPV	199,200	5,290,590
*	Plascar Participacoes Industriais SA	6,900,000	20,726
	Polialden Petroquimica SA	780,000	274,671
	Ripasa SA Papel e Celulose	1,495,000	1,997,985
	Sadia SA	3,838,282	8,565,704
	Santista Textil SA Preferred	29,600	213,241
	Sao Paulo Alpargatas SA	37,800	663,144
	Siderurgica Belgo-Mineira	12,307,631	6,328,169
	Siderurgica de Tubarao	211,770,000	12,039,533
	Suzano Bahia Sul Papel e Celullose SA	459,431	2,009,645
	Suzano Petroquimica SA	94,000	169,495
	Tele Celular Sul Participacoes SA	951,707,394	1,489,945
*	Tele Leste Celular Participacoes SA	35	227
*	Tele Norte Celular Participacoes SA	1,390,958	177
	Tele Norte Leste Participacoes SA	7,538	113,822
	Telemar Norte Leste SA	545,000	12,023,759
	Telemig Celular Participacoes SA	1,422,616	2,227
*	Telesp Celular Participacoes SA	754	3,145
	Uniao des Industrias Petroquimicas SA Series B	2,584,454	2,818,009
	Unibanco-Uniao de Bancos Brasileiros Units SA	135,500	1,215,878
	Usinas Siderurgicas de Minas Gerais SA	41,925	870,695
	Vale do Rio Doce Series B	239,144	0
	Votorantim Celulose e Papel SA	231,000	2,670,662
TOTAL PREFERRED STOCKS
(Cost $52,619,290)			138,766,066
COMMON STOCKS — (1.0%)
	Avipal SA Avicultura e Agropecua	12,500,000	37,601
	Brasil Telecom Participacoes SA	51,256,779	680,452
	Companhia Siderurgica Nacional SA	931,400	18,307,918
*	Contax Participacoes SA	51,468	37,558
*	Embratel Participacoes SA	50,000,000	89,096
	Eternit SA	44,000	125,074
	Tele Celular Sul Participacoes SA	98,247,830	215,920
*	Tele Centro Oeste Celular Participacoes SA	16,764	141,537
*	Tele Leste Celular Participacoes SA	1,288	8,281
*	Tele Norte Celular Participacoes SA	50,064,513	18,055
	Tele Norte Leste Participacoes SA	51,468	1,044,864
	Telemig Celular Participacoes SA	51,793,284	191,176
TOTAL COMMON STOCKS
(Cost $9,216,359)			20,897,532
INVESTMENT IN CURRENCY — (0.0%)
*	Brazilian Real		376,220
(Cost $359,168)
TOTAL — BRAZIL
(Cost $62,194,817)			160,039,818
TURKEY — (6.7%)
COMMON STOCKS — (6.7%)
	Adana Cimento Sanayi Ticaret A.S.	259,762	181,538

	Akbank T.A.S.	3,293,434	19,817,398
*	Akenerji Elektrik Uretim A.S.	216,113	900,001
	Aksa Akrilik Kimya Sanayii A.S.	148,490	1,480,616
	Aksigorta A.S.	401,460	2,028,865
	Alarko Carrier Sanayii ve Ticaret A.S.	40,047	339,729
*	Alternatifbank A.S.	92,933	126,529
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	87,865	90,916
*	Anadolu Anonim Turk Sigorta Sirketi A.S.	675,177	1,279,107
	Anadolu Cam Sanayii A.S.	561,694	2,340,278
*	Ayen Enerji A.S.	473,652	765,418
	Bagfas Bandirma Gubre Fabrikalari A.S.	11,130	309,029
	Bati Anabolu Cimento A.S.	255,022	974,229
	Bolu Cimento Sanayii A.S.	485,644	793,848
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	772,635
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	501,833
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	550,010
	Cimsa Cimento Sanayi Ve Ticaret A.S.	480,369	2,898,172
*	Dardanel Onentas Gida Sanayii A.S.	16,183	12,331
*	Dogan Sirketler Grubu Holding A.S.	3,007,361	8,832,500
	Doktas Dokumculuk Ticaret ve Sanayi A.S.	63,360	87,631
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	575,191
	Eregli Demir ve Celik Fabrikalari Turk A.S.	1,995,394	10,926,073
*	Finansbank A.S.	3,416,061	18,162,237
*	Goldas Kuyumculuk Sanayi A.S.	327,200	296,074
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	413,670
	Gubre Fabrikalari Ticaret A.S.	29,241	58,700
	Gunes Sigorta A.S.	309,093	506,839
	Ihlas Holding A.S.	319,654	193,339
*	Izmir Demir Celik Sanayii A.S.	230,946	470,572
	Izocam Ticaret Ve Sanayi A.S.	27,299	96,202
	Karton Sanayi ve Ticaret A.S.	1,000	114,263
	Kordsa Sabanci Dupont Endustriyel Iplik Kord Bezi Sanayi ve Ticaret A.S.	414,951	1,277,653
*	Kutahya Porselen Sanayii A.S.	7,076	129,783
	Mardin Cimento Sanayii ve Ticaret	138,517	456,224
*	Marshall Boya ve Vernik Sanayii A.S.	17,490	271,457
*	Medya Holdings A.S.	33,508	171,836
*	Menderes Tekstil Sanayi ve Ticaret A.S.	347,650	190,044
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	48,774	67,931
*	Net Holding A.S.	369,294	107,669
*	Net Turizm Ticaret ve Sanayi A.S.	185,098	119,677
	Nortel Networks Netas Telekomuenikasyon A.S.	24,805	612,697
	Otobus Karoseri Sanayi A.S.	98,162	454,526
	Pinar Entegre et ve Un Sanayii A.S.	51,591	50,199
	Pinar Sut Mamulleri Sanayii A.S.	58,424	85,969
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,440
*	Sabah Yayincilik A.S.	31,938	90,200
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	247,799	363,277
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	1,099,573
*	Tat Konserve Sanayii A.S.	175,295	293,943
*	Tekstil Bankasi A.S.	593,043	916,243
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	224,979
	Tofas Turk Otomobil Fabrikasi A.S.	605,547	969,741
	Trakya Cam Sanayii A.S.	1,227,824	4,741,659
	Turk Demir Dokum Fabrikalari A.S.	166,949	974,492
*	Turk Dis Ticaret Bankasi A.S.	1,984,958	6,515,435
	Turk Pirelli Kablo ve Sistemleri A.S.	39,312	88,597
	Turk Sise ve Cam Fabrikalari A.S.	2,182,218	7,713,563
*	Turkiye Garanti Bankasi A.S.	4,833,512	13,905,572
	Turkiye Is Bankasi A.S.	2,232,528	13,554,439
	Ulker Gida Sanayi ve Ticaret A.S.	124,461	384,862
*	Unye Cimento Sanayi ve Ticaret A.S.	20,978	35,521
	USAS Ucak Servisi A.S.	20,520	84,675
*	Vestel Elektronik Sanayi ve Ticaret A.S.	223,134	825,973
*	Yapi ve Kredi Bankasi A.S.	1,405,653	6,172,837
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	18,345	20,893
TOTAL — TURKEY
(Cost $31,903,220)			139,871,352
MALAYSIA — (6.6%)
COMMON STOCKS — (6.6%)
*	A&M Realty Berhad	213,550	83,789

	ACP Industries Berhad	512,000	84,906
*	Advance Synergy Berhad	641,000	43,464
	Advanced Synergy Capital Berhad	153,500	18,206
	Affin Holdings Berhad	7,143,300	3,037,893
	Aluminum Co. of Malaysia Berhad	250,000	111,626
*	AMBD Berhad	1,990,900	55,479
*	AmInvestment Group Berhad	994,468	442,923
	AMMB Holdings Berhad	4,338,144	2,944,719
	Ancom Berhad	375,000	66,106
	Ann Joo Resources Berhad	1,235,100	491,234
*	Antah Holding Berhad	306,000	19,470
	APM Automotive Holdings Berhad	779,100	525,012
	Apollo Food Holdings Berhad	198,400	122,175
*	Arab Malaysia Corp. Berhad	2,000,000	578,184
	Asas Dunia Berhad	524,700	100,048
*	Asia Pacific Land Berhad	1,349,000	64,499
	Asiatic Development Berhad	3,736,600	1,804,471
	Avenue Assets Berhad	3,097,700	493,779
	Ayer Hitam Planting Syndicate Berhad	27,000	16,102
	Bandar Raya Developments Berhad	2,459,300	992,554
	Batu Kawan Berhad	1,034,500	1,632,984
*	Berjaya Capital Berhad	2,558,900	602,960
*	Berjaya Group Berhad	3,516,900	75,023
*	Berjaya Land Berhad	3,934,800	872,091
	Bernas Padiberas Nasional Berhad	2,341,700	864,030
	Bimb Holdings Berhad	1,029,800	387,901
	Bina Darulaman Berhad	118,000	32,585
	Binaik Equity Berhad	149,800	27,834
	Bolton Properties Berhad	1,107,100	282,196
	Boustead Holdings Berhad	3,078,700	1,513,267
	Cahya Mata Sarawak Berhad	1,008,800	293,959
	Chemical Co. of Malaysia Berhad	311,000	240,600
	Chin Teck Plantations Berhad	296,600	390,269
	Choo Bee Metal Industries Berhad	235,700	122,192
	Commerce Asset Holding Berhad	1,104,000	1,625,198
*	Cosway Corp. Berhad	854,100	144,720
*	Country Heights Holdings Berhad	174,000	33,687
	Courts Mammoth Berhad	1,280,000	468,264
	Cycle & Carriage Bintang Berhad	249,800	195,362
*	Damansara Realty Berhad	391,000	8,870
*	Datuk Keramik Holdings Berhad	127,000	1,515
	Dijaya Corp. Berhad	612,100	129,744
	Diversified Resources Berhad	6,048,600	2,568,606
	DNP Holdings Berhad	166,000	25,323
*	E&O Property Development Berhad	5,481,600	946,097
	Eastern & Oriental Berhad	325,000	93,200
	Eastern Pacific Industrial Corp. Berhad	414,400	195,877
*	Econstates Berhad	327,900	43,600
	Edaran Otomobil Nasional Berhad	1,327,100	1,226,563
	Esso Malaysia Berhad	633,200	396,331
	Europlus Berhad	278,100	29,206
*	Faber Group Berhad	170,300	22,375
	Far East Holdings Berhad	159,200	203,762
	Focal Aims Holdings Berhad	424,000	38,230
	Fraser & Neave Holdings Berhad	110,800	158,851
	General Corp. Berhad	564,000	60,683
	Glomac Berhad	591,000	217,731
	Gold IS Berhad	1,287,600	433,900
	Golden Hope Plantations Berhad	3,785,400	3,554,980
	Golden Hope Plantations Berhad Series A	532,950	488,867
*	Golden Plus Holdings Berhad	201,000	27,790
*	Gopeng Berhad	273,900	40,104
*	Grand United Holdings Berhad	451,100	30,604
*	Gula Perak Berhad	729,750	58,975
	Guthrie Ropel Berhad	191,700	190,172
	Hap Seng Consolidated Berhad	1,499,200	856,099
	Highlands and Lowlands Berhad	3,508,500	4,056,313
*	HIL Industries Berhad	373,285	29,825
*	Ho Hup Construction Co. Berhad	175,100	25,605
*	Ho Wah Genting Berhad	369,000	22,173
	Hong Leong Credit Berhad	1,191,937	1,351,151
	Hong Leong Industries Berhad	708,000	623,606
	Hong Leong Properties Berhad	2,972,341	481,630
	Hume Industries (Malaysia) Berhad	389,967	507,914
	Hwang-DBS (Malaysia) Berhad	654,000	221,978

	IGB Corp. Berhad	8,275,700	2,772,885
	IJM Corp. Berhad	1,608,500	2,046,647
	IJM Plantations Berhad	204,400	59,671
*	Insas Berhad	1,680,000	136,396
	Integrated Logistics Berhad	324,000	145,783
	IOI Properties Berhad	13,600	28,681
	Island & Peninsular Berhad	1,847,390	771,612
	Jaya Tiasa Holdings Berhad	1,128,700	778,527
	Jerneh Asia Berhad	265,700	155,293
*	Johan Holdings Berhad	228,000	7,569
	Johor Port Berhad	1,549,900	760,024
	Johore Tenggara Oil Palm Berhad	464,000	134,179
	K & N Kenanga Holdings Berhad	1,454,300	206,193
	Keck Seng (Malaysia) Berhad	832,900	446,157
	Kedah Cement Holdings Berhad	1,058,307	1,515,721
*	Kejora Harta Berhad	601,000	66,232
	Kian Joo Can Factory Berhad	598,200	494,778
*	KIG Glass Industrial Berhad	260,000	4,531
	Kim Hin Industry Berhad	325,900	139,372
	Kim Loong Resources Berhad	113,000	31,800
	KPJ Healthcare Berhad	478,600	194,087
	Kris Components Berhad	368,377	329,801
	Kuala Lumpur Kepong Berhad	3,820,500	7,298,237
*	Kub Malaysia Berhad	1,251,400	152,647
	Kulim Malaysia Berhad	1,295,725	993,722
*	Kumpulan Emas Berhad	1,268,000	38,634
	Kwantas Corp. Berhad	123,000	123,327
*	Land & General Berhad	2,261,700	87,048
	Landmarks Berhad	1,637,000	430,781
*	Leader Universal Holdings Berhad	1,621,833	150,880
*	Leong Hup Holdings Berhad	286,000	94,864
*	Lien Hoe Corp. Berhad	654,850	38,367
	Lingui Development Berhad	2,774,700	788,940
	Lion Diversified Holdings Berhad	2,414,300	1,154,673
	Lion Industries Corp. Berhad	3,576,181	836,121
	Malayan Cement Berhad	67,500	11,000
	Malayawata Steel Berhad	645,100	239,623
	Malaysia Building Society Berhad	263,000	49,068
	Malaysia Industrial Development Finance Berhad	5,266,200	1,635,285
	Malaysia Mining Corp. Berhad	6,511,900	3,804,085
	Malaysian Airlines System Berhad	80,000	64,473
	Malaysian Mosaics Berhad	1,968,000	694,357
	Malaysian National Reinsurance Berhad	806,900	778,903
	Malaysian Plantations Berhad	2,514,000	1,651,151
	Maruichi Malaysia Steel Tube Berhad	479,000	194,182
	Matsushita Electric Co. (Malaysia) Berhad	294,980	940,810
	MBM Resources Berhad	349,933	244,299
*	Meda, Inc. Berhad	650,100	19,861
	Mega First Corp. Berhad	448,000	97,405
	Mentakab Rubber Co. (Malaya) Berhad	1,100	481
*	Merge Housing Berhad	57,900	18,513
	Metro Kajang Holdings Berhad	535,333	112,412
*	Metroplex Berhad	817,000	14,107
	Mieco Chipboard Berhad	732,600	361,443
*	MTD Infraperdana Berhad	5,891,300	1,609,436
	Muda Holdings Berhad	706,000	56,210
	Muhibbah Engineering Berhad	321,600	67,708
*	MUI Properties Berhad	1,314,000	97,713
*	Mulpha International Berhad	6,934,500	1,058,001
*	Multi-Purpose Holdings Berhad	1,974,000	487,413
	Mutiara Goodyear Development Berhad	247,900	32,226
	MWE Holdings Berhad	360,000	56,486
	Mycron Steel Berhad	119,750	32,113
*	Naluri Berhad	2,329,400	262,472
*	Nam Fatt Berhad	286,100	34,630
	Narra Industries Berhad	154,200	55,297
	NCB Holdings Berhad	2,363,700	1,542,007
	Negri Sembilan Oil Palms Berhad	167,600	105,912
	New Straits Times Press (Malaysia) Berhad	1,101,400	895,213
	Nylex (Malaysia) Berhad	109,750	17,421
	Oriental Holdings Berhad	2,837,416	3,150,433
	Oriental Interest Berhad	170,000	60,883
	OSK Holdings Berhad	3,075,218	851,663
	OSK Property Holdings Berhad	186,678	58,610
	Pacific & Orient Berhad	246,137	119,015

*	Pan Malaysia Cement Works Berhad	1,271,800	167,921
*	Pan Pacific Asia Berhad	100,000	2,386
*	Paracorp Berhad	252,000	7,031
	Paramount Corp. Berhad	203,900	124,268
	PBA Holdings Berhad	1,502,500	570,029
*	Pernas International Holdings Berhad	2,664,000	491,348
	Petaling Garden Berhad	871,000	356,324
	Petronas Dagangan Berhad	332,800	330,214
	Phileo Allied Berhad	2,670,400	2,455,691
*	Pilecon Engineering Berhad	210,000	3,638
	PJ Development Holdings Berhad	1,043,900	110,865
	PK Resources Berhad	25,000	3,754
	PPB Group Berhad	6,374,666	6,935,649
*	Premium Nutrients Berhad	513,100	27,941
*	Prime Utilities Berhad	46,000	4,953
*	Promet Berhad	140,000	0
	Proton Holdings Berhad	1,305,500	3,067,317
	Pulai Springs Berhad	159,800	59,809
	RHB Capital Berhad	11,437,200	7,038,963
	Road Builders (Malaysia) Holdings Berhad	2,368,700	1,257,621
*	Sapura Telecommunications Berhad	155,152	36,841
	Sarawak Enterprise Corp. Berhad	4,271,000	1,428,173
	Sarawak Oil Palms Berhad	93,000	49,864
	SCB Developments Berhad	343,700	320,382
	Scientex, Inc. Berhad	116,000	83,142
	Selangor Dredging Berhad	619,000	62,489
	Selangor Properties Berhad	1,498,300	929,903
	Shangri-La Hotels (Malaysia) Berhad	706,000	251,386
	Shell Refining Co. Federation of Malaysia Berhad	48,000	129,912
	SHL Consolidated Berhad	943,700	357,761
*	Silverstone Corp. Berhad	8,690	368
	Sime Darby Berhad	355,980	571,356
*	Sime Engineering Services Berhad	222,000	39,512
*	South East Asia Lumber, Inc. Berhad	228,800	26,536
	Southern Acids (Malaysia) Berhad	44,000	21,473
	Southern Bank Berhad (Foreign)	1,854,950	1,643,722
	Southern Steel Berhad	521,000	183,965
	Store Corp. Berhad	124,630	80,787
	Subur Tiasa Holdings Berhad	438,600	288,623
	Sunrise Berhad	827,200	329,580
	Sunway City Berhad	2,051,700	991,377
	Sunway Holdings, Inc. Berhad	394,000	52,264
	Suria Capital Holdings Berhad	1,181,600	174,319
	TA Enterprise Berhad	7,022,400	1,335,794
	Talam Corp. Berhad	139,050	18,838
*	Tamco Corp. Holdings Berhad	219,500	18,686
	Tan Chong Motor Holdings Berhad	3,485,700	1,579,250
	Tekala Corp. Berhad	337,700	107,700
*	Time Dotcom Berhad	8,323,300	1,098,286
	Tiong Nam Transport Holdings Berhad	171,500	34,594
	Tradewinds (Malaysia) Berhad	782,900	515,182
*	Trengganu Development & Management Berhad	534,400	113,473
	Tronoh Mines Malaysia Berhad	508,500	386,942
	UAC Berhad	49,800	63,640
	UDA Holdings Berhad	875,200	427,508
	UEM World Berhad	5,673,800	910,841
	UMW Holdings Berhad	3,008,943	4,274,756
	Unico-Desa Plantations Berhad	2,705,000	322,517
	Union Paper Holdings Berhad	1,014,100	145,506
*	Uniphone Telecommunications Berhad	286,800	34,594
	United Malacca Rubber Estates Berhad	310,800	301,659
	United Plantations Berhad	821,200	1,209,579
*	Utama Banking Group Berhad	955,000	134,147
	VS Industry Berhad	285,500	82,634
	Warisan TC Holdings Berhad	109,850	49,169
	Worldwide Holdings Berhad	418,600	202,178
	WTK Holdings Berhad	575,400	519,389
	Yeo Hiap Seng (Malaysia) Berhad	296,100	161,189
	YTL Corp. Berhad	2,986,700	4,356,064
	Yu Neh Huat Berhad	748,600	258,128
TOTAL COMMON STOCKS
(Cost $129,139,734)			135,998,211

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1 08/03/13	1,526,067	26,298
*	Malayan United Industries Berhad A2 08/03/13	1,526,067	22,252
TOTAL PREFERRED STOCKS
(Cost $8,641)			48,550
RIGHTS/WARRANTS — (0.0%)
*	Melewar Industrial Group Warrants	95,800	7,238
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	14,305
TOTAL RIGHTS/WARRANTS
(Cost $7,042)			21,543
TOTAL — MALAYSIA
(Cost $129,155,417)			136,068,304
ISRAEL — (4.1%)
COMMON STOCKS — (4.1%)
*	Afcon Industries, Ltd.	2,102	6,664
	American Israeli Paper Mills, Ltd.	17,596	758,651
*	Ashtrom Properties, Ltd.	171,400	77,950
	Azorim Investment Development & Construction Co., Ltd.	299,403	2,724,814
	Bank Hapoalim, Ltd.	4,239,985	15,658,447
	Bank Leumi Le-Israel	5,434,353	16,116,958
	Bank of Jerusalem, Ltd.	71,150	83,942
*	Baran Group, Ltd.	94,200	871,087
	Blue Square Chain Stores Properties & Investments, Ltd.	33,400	309,732
	CLAL Industries, Ltd.	773,796	3,605,692
	Delta Galil Industries, Ltd.	95,091	689,227
*	Discount Mortgage Bank, Ltd.	3,611	398,744
	Elbit Medical Imaging, Ltd.	168,210	3,046,100
*	Electra Consumer Products	23,400	162,806
*	Elron Electronic Industries, Ltd.	202,296	2,622,107
*	Feuchtwanger Investments 1984, Ltd.	10,500	5,809
*	First International Bank of Israel, Ltd. Par Value $0.01	434,800	698,281
*	First International Bank of Israel, Ltd. Par Value $0.05	294,660	2,414,963
	Formula Systems (1985), Ltd.	93,700	1,090,950
*	Formula Vision Technologies, Ltd.	1,953	1,698
	Global Trade Centre Real Estate NV	3,052	7,830
*	Granite Hacarmel Investments, Ltd.	142,500	172,177
	IDB Development Corp., Ltd. Series A	87,522	2,498,341
	Industrial Building Corp., Ltd.	557,683	645,894
	Israel Cold Storage & Supply Co., Ltd.	7,000	31,338
	Israel Corp., Ltd. Series A	4,000	1,331,297
*	Israel Land Development Co., Ltd.	234,969	1,008,442
	Israel Petrochemical Enterprises, Ltd.	253,817	2,286,154
*	Israel Steel Mills, Ltd.	97,000	835
*	Kardan Israel, Ltd.	2,237	3,583
	Knafaim-Arkia Holdings, Ltd.	117,857	1,272,331
*	Koor Industries, Ltd.	125,769	7,201,699
	Leader Holding & Investments, Ltd.	166,882	290,130
*	Liberty Properties, Ltd.	3,457	19,088
	M.A.Industries, Ltd.	227,355	1,284,436
	Mehadrin, Ltd.	24,063	431,303
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	60,119
*	Middle East Tube Co., Ltd.	46,200	49,309
	Miloumor, Ltd.	50,403	134,578
	Minrav Holdings, Ltd.	2,000	64,553
*	Nice Systems, Ltd.	50,930	2,201,901
*	OCIF Investments and Development, Ltd.	7,956	152,775
	Otzar Hashilton Hamekomi, Ltd.	1,050	86,239
	Packer Plada, Ltd.	4,006	183,074
	Polgat Industries, Ltd. Series A	87,600	46,220
	Property and Building Corp., Ltd.	7,261	622,969
*	Scitex Corp., Ltd.	365,565	2,251,610
	Shrem Fudim Kelner & Co., Ltd.	28,100	93,232
	Super-Sol, Ltd. Series B	688,337	1,725,131
*	Team Computer & Systems, Ltd.	7,900	81,841
*	Union Bank of Israel, Ltd.	373,011	1,353,814
*	United Mizrahi Bank, Ltd.	1,233,305	6,334,461
*	Urdan Industries, Ltd.	183,950	110,618
*	Ytong Industries, Ltd.	174,250	117,922
TOTAL COMMON STOCKS
(Cost $54,181,410)			85,499,866

INVESTMENT IN CURRENCY — (0.0%)
*	Israel Shekel		142
(Cost $132)
RIGHTS/WARRANTS — (0.0%)
*	GTC Warrants	91	0
(Cost $0)
TOTAL — ISRAEL
(Cost $54,181,542)			85,500,008
CZECH REPUBLIC — (4.0%)
COMMON STOCKS — (4.0%)
*	Cesky Telecom A.S.	535,201	10,194,421
	CEZ A.S.	2,744,208	72,878,161
TOTAL — CZECH REPUBLIC
(Cost $49,958,001)			83,072,582
INDONESIA — (3.4%)
COMMON STOCKS — (3.4%)
*	PT Apac Centretex Corporation Tbk	774,000	10,938
	PT Asahimas Flat Glass Tbk	5,333,500	1,337,020
	PT Astra Agro Lestari Tbk	12,738,500	5,069,869
	PT Astra Graphia Tbk	18,779,000	525,805
	PT Bank Central Asia Tbk	2,554,000	853,349
	PT Bank Pan Indonesia Tbk	113,482,661	4,596,622
	PT Berlian Laju Tanker Tbk	54,456,800	4,026,062
	PT Bhakti Investama Tbk	31,933,500	608,401
	PT Branta Mulia Tbk	180,000	20,971
*	PT Budi Acid Jaya Tbk	6,410,000	56,322
*	PT Charoen Pokphand Indonesia Tbk	13,979,000	415,894
	PT Clipan Finance Indonesia Tbk	12,461,000	365,074
*	PT Davomas Adabi Tbk	71,017,500	625,634
	PT Dynaplast Tbk	3,040,000	342,109
*	PT Ever Shine Textile Tbk	19,347,215	140,878
*	PT Great River International Tbk	1,788,000	79,852
*	PT Hero Supermarket Tbk	220,000	69,020
	PT Indorama Synthetics Tbk	7,901,320	329,113
	PT International Nickel Indonesia Tbk	7,522,000	11,403,354
	PT Jaya Real Property Tbk	5,189,500	885,327
*	PT Karwell Indonesia Tbk	1,466,500	56,240
*	PT Kawasan Industry Jababeka Tbk	534,000	4,719
	PT Komatsu Indonesia Tbk	6,049,000	3,083,228
	PT Lautan Luas Tbk	7,721,000	368,819
	PT Matahari Putra Prima Tbk	12,852,500	1,005,352
	PT Mayorah Indah Tbk	8,497,572	653,036
	PT Medco Energi International Tbk	31,249,000	10,127,961
	PT Metrodata Electronics Tbk	18,582,000	136,886
*	PT Modern Photo Tbk	1,266,500	60,970
*	PT Mutlipolar Corporation Tbk	7,188,750	105,435
*	PT Panasia Indosyntec Tbk	403,200	15,658
	PT Panin Insurance Tbk	27,086,000	738,656
	PT Rig Tenders Indonesia Tbk	2,760,000	252,092
	PT Selamat Semp Tbk	10,624,000	324,248
	PT Semen Gresik Tbk	8,421,591	12,862,796
*	PT Sinar Mas Agro Resources & Technology Tbk	8,442,900	692,646
	PT Summarecon Agung Tbk	2,250,000	169,356
*	PT Sunson Textile Manufacturer Tbk	6,012,000	153,247
*	PT Suparma Tbk	3,995,345	82,222
*	PT Surya Dumai Industri Tbk	5,145,000	179,825
	PT Surya Toto Indonesia Tbk	46,400	26,128
	PT Tempo Scan Pacific Tbk	6,466,000	3,786,540
	PT Tigaraksa Satria Tbk	684,000	16,768
	PT Timah Tbk	5,855,000	1,004,619
	PT Trias Sentosa Tbk	29,527,200	414,420
	PT Trimegah Sec Tbk	34,298,000	520,764
	PT Tunas Ridean Tbk	10,810,000	772,389
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	400,848
	PT Unggul Indah Corp. Tbk	371,435	122,610

TOTAL COMMON STOCKS
(Cost $36,365,066)			69,900,092
INVESTMENT IN CURRENCY — (0.0%)
*	Indonesia Rupiah		923
(Cost $1,132)
TOTAL — INDONESIA
(Cost $36,366,198)			69,901,015
POLAND — (3.3%)
COMMON STOCKS — (3.3%)
*	Amica Wronki SA	174,355	1,496,715
	Bank Millennium SA	6,347,135	8,098,390
	Bank Ochrony Srodowiska SA	4,447	81,490
	Bank Przemyslowo Handlowy BPH SA	9,050	1,725,745
	Bank Zackodni WBK SA	31,975	1,061,505
*	Budimex SA	124,553	1,678,134
	Debica SA	69,146	1,616,194
*	Echo Investment SA	24,869	992,947
	Elektrobudowa SA	31,748	332,215
	Fabryki Mebli Forte SA	36,826	126,298
*	Huta Ferrum SA	4,233	12,918
	Impexmetal SA	241,068	3,725,690
	Lentex SA	139,083	603,343
*	Mostostal Export SA	654,595	267,701
*	Mostostal Warszawa SA	183,300	382,974
*	Mostostal Zabrze Holding SA	140,376	70,224
	Netia Holdings SA	2,929,680	4,179,111
	Orbis SA	668,253	5,660,199
	Polski Koncern Naftowy Orlen SA	1,699,007	29,522,464
	Prokom Software SA	34,197	1,219,957
	Przedsiebiorstwo Farmaceutyczne JELFA SA	139,333	2,883,536
*	Raciborska Fabryka Kotlow SA	291,972	1,293,348
*	Stalexport SA	422,172	209,020
*	Ster-Projekt SA	189,938	487,826
TOTAL — POLAND
(Cost $50,904,560)			67,727,944
THAILAND — (3.1%)
COMMON STOCKS — (3.1%)
*	Adkinson Securities Public Co., Ltd. (Foreign)	1,753,500	410,461
*	Advance Agro Public Co., Ltd. (Foreign)	1,859,030	1,118,349
	Amarin Plaza Public Co., Ltd. (Foreign)	1,130,300	48,804
	Bangkok Bank Public Co., Ltd. (Foreign)	229,700	618,477
	Bangkok Expressway Public Co., Ltd. (Foreign)	4,762,500	3,032,520
	Bangkok Insurance Public Co., Ltd. (Foreign)	60,600	343,976
*	Bangkok Land Public Co., Ltd. (Foreign)	25,356,703	369,048
*	Bank of Ayudhya Public Co., Ltd. (Foreign)	13,791,900	4,315,719
	Banpu Public Co., Ltd. (Foreign)	1,199,400	4,538,663
	Big C Supercenter Public Co., Ltd. (Foreign)	1,274,800	803,998
	Cal-Comp Electronics (Thailand) Public Co., Ltd. (Foreign)	6,655,000	610,210
	Capital Nomura Securities Public Co., Ltd. (Foreign)	370,100	444,389
	Central Plaza Hotel Public Co., Ltd. (Foreign)	723,000	477,908
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	19,181,540	2,396,238
	Delta Electronics (Thailand) Public Co., Ltd. (Foreign)	1,986,600	746,933
	Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)	8,590,800	712,687
	Finansa Public Co., Ltd. (Foreign)	47,700	21,869
*	Golden Land Property Development Public Co., Ltd. (Foreign)	232,500	38,633
	Hana Microelectronics Public Co., Ltd. (Foreign)	935,000	546,598
	Hermraj Land & Development Public Co., Ltd. (Foreign)	8,293,700	160,945
	ICC International Public Co., Ltd. (Foreign)	2,755,000	2,756,671
*	Jasmine International Public Co., Ltd. (Foreign)	13,034,800	139,122
	Kang Yong Electric Public Co., Ltd. (Foreign)	236,200	315,124
	Kasikornbank Public Co., Ltd. (Foreign)	1,530,000	2,338,144
	KCE Electronics Public Co., Ltd. (Foreign)	120,000	12,750
	KGI Securities One Public Co., Ltd. (Foreign)	3,648,400	215,939
	Krung Thai Bank Public Co., Ltd. (Foreign)	15,705,600	3,676,387
	Krungthai Card Public Co., Ltd. (Foreign)	423,700	223,027

	Laguna Resorts & Hotels Public Co., Ltd. (Foreign)	545,800	607,364
	Loxley Public Co., Ltd. (Foreign)	3,341,100	179,921
	MBK Development Public Co., Ltd. (Foreign)	226,700	241,960
*	Millennium Steel Public Co., Ltd. (Foreign)	6,139,300	178,706
	Modernform Group Public Co., Ltd. (Foreign)	46,000	35,985
	Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)	134,300	866,557
*	Nakornthai Strip Mill Public Co., Ltd. (Foreign)	18,337,100	324,708
	National Finance and Securities Public Co., Ltd. (Foreign)	9,023,000	2,735,901
	National Petrochemical Public Co., Ltd. (Foreign)	2,010,600	5,901,337
*	Natural Park Public Co., Ltd. (Foreign)	2,593,500	42,779
*	Pacific Assets Public Co., Ltd. (Foreign)	380,000	34,106
	Padaeng Industry Public Co., Ltd. (Foreign)	1,600,800	582,462
	Quality Houses Public Co., Ltd. (Foreign)	12,468,500	335,719
	Regional Container Lines Public Co., Ltd. (Foreign)	6,950,000	6,026,986
	Rojana Industrial Park Public Co., Ltd. (Foreign)	222,600	41,847
	Saha Pathana Inter-Holding Public Co., Ltd. (Foreign)	3,316,000	1,343,292
	Saha Pathanapibul Public Co., Ltd. (Foreign)	1,367,000	507,340
	Saha-Union Public Co., Ltd. (Foreign)	3,025,300	1,108,115
	Sansiri Public Co., Ltd. (Foreign)	1,055,400	60,418
*	Shinawatra Satellite Public Co., Ltd. (Foreign)	939,100	337,142
	Siam Commercial Bank Public Co., Ltd. (Foreign)	3,474,600	4,193,119
	Siam Food Products Public Co., Ltd. (Foreign)	97,100	108,347
	Siam Industrial Credit Public Co., Ltd. (Foreign)	4,055,050	560,674
	Siam Makro Public Co., Ltd. (Foreign)	331,200	478,021
	Sri Trang Agro Industry Public Co., Ltd. (Foreign)	119,700	38,618
	Supalai Public Co., Ltd. (Foreign)	456,500	21,039
	Thai Plastic & Chemicals Public Co., Ltd. (Foreign)	290,000	106,925
	Thai Rayon Public Co., Ltd. (Foreign)	16,500	147,289
	Thai Rung Union Car Public Co., Ltd. (Foreign)	5,386,250	777,397
	Thai Wacoal Public Co., Ltd. (Foreign)	93,300	74,968
*	Tipco Asphalt Public Co., Ltd. (Foreign)	43,600	20,729
*	TPI Polene Public Co., Ltd. (Foreign)	4,168,162	2,881,567
*	Tuntex (Thailand) Public Co., Ltd. (Foreign)	1,987,600	92,570
	Tycoons Worldwide Group Public Co., Ltd. (Foreign)	1,243,300	269,922
*	United Communication Industry Public Co., Ltd. (Foreign)	864,400	1,032,667
	Vinythai Public Co., Ltd. (Foreign)	2,702,417	589,976
TOTAL COMMON STOCKS
(Cost $39,220,041)			64,320,062
RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land Public Co., Ltd. (Foreign) Warrants 2006	3,987,330	0
*	Modernform Group Public Co., Ltd. (Foreign) Warrants 11/30/07	4,600	167
*	Supalai Public Co., Ltd. (Foreign) Warrants 2008	152,166	0
TOTAL RIGHTS/WARRANTS
(Cost $0)			167
TOTAL — THAILAND
(Cost $39,220,041)			64,320,229
CHILE — (2.2%)
COMMON STOCKS — (2.2%)
	Banco de Credito e Inversiones SA Series A	54,733	1,396,687
	Banmedica SA	347,000	313,275
	CAP SA (Compania de Aceros del Pacifico)	199,310	2,500,748
	Cementos Bio-Bio SA	62,327	159,047
	Cervecerias Unidas SA	143,000	753,533
	Consumidores de Gas de Santiago SA	103,000	546,550
	Cristalerias de Chile SA	14,500	164,302
	CTI SA (Cia Tecno Industrial)	4,900,000	115,108
	Empresa Nacional de Electricidad SA	2,694,503	2,358,156
	Empresa Nacional de Telecomunicaciones SA	86,880	772,356
	Empresas CMPC SA	286,547	7,121,571
	Empresas Copec SA	947,488	8,117,585
*	Empresas Iansa SA	4,994,997	464,758
	Enersis SA	11,659,592	2,481,221
	Industrias Forestales Inforsa SA	2,387,597	572,452
*	Inversiones Frimetal SA	4,900,000	0
*	Madeco Manufacturera de Cobre SA	1,450,969	138,347
*	Masisa SA	3,620,083	840,406
	Minera Valparaiso SA	7,500	128,512
	Parque Arauco SA	543,207	390,329
	Sociedad Industrial Pizarreno SA	63,000	133,487

	Sociedad Quimica y Minera de Chile SA Series A	43,364	519,329
	Sociedad Quimica y Minera de Chile SA Series B	945,090	11,196,552
	Soquimic Comercial SA	150,000	56,656
	Sud Americana de Vapores SA	410,000	932,934
	Telecomunicaciones de Chile SA Series A	477,600	1,368,255
	Telecomunicaciones de Chile SA Series B	372,166	977,129
	Vina de Concha y Toro SA	350,000	582,312
	Vina San Pedro SA	4,500,000	53,892
	Vina Sta Carolina SA Series A	163,489	115,971
TOTAL COMMON STOCKS
(Cost $19,472,516)			45,271,460
INVESTMENT IN CURRENCY — (0.0%)
*	Chilean Pesos		1,062,166
(Cost $996,584)
TOTAL — CHILE
(Cost $20,469,100)			46,333,626
ARGENTINA — (2.0%)
COMMON STOCKS — (1.9%)
	Acindar Industria Argentina de Aceros SA Series B	2,261,067	3,984,298
*	Alpargatas SA Industrial y Comercial	6,363	9,967
*	Banco Frances del Rio de la Plata SA	353,379	770,303
	Banco Macro Bansud SA	310,563	475,299
*	Banco Suquia SA	327,868	52,960
*	Capex SA Series A	131,575	187,629
*	Celulosa Argentina SA Series B	10,843	13,587
*	Central Costanera SA Series B	261,000	315,128
*	Central Puerto SA Series B	161,000	90,890
	Cresud SA Comercial Industrial Financiera y Agropecuaria	535,252	585,124
	DYCASA SA (Dragados y Construcciones Argentina) Series B	55,000	58,689
*	Garovaglio y Zorraquin SA	65,800	9,877
*	Grupo Financiero Galicia SA Series B	2,067,935	1,633,040
*	IRSA Inversiones y Representaciones SA	1,257,197	1,415,360
*	Juan Minetti SA	806,693	755,501
	Ledesma S.A.A.I.	885,405	548,959
*	Metrogas SA Series B	176,000	75,811
*	Molinos Rio de la Plata SA Series B	541,214	927,199
*	Polledo SA Industrial y Constructora y Financiera	50,000	11,095
*	Renault Argentina SA	150,117	592,736
	Siderar S.A.I.C. Series A	645,512	5,603,128
*	Sol Petroleo SA	173,000	46,856
	Solvay Indupa S.A.I.C.	1,334,322	1,915,834
*	Telecom Argentina Stet-France SA Series B	476,600	1,080,895
	Tenaris SA	1,660,259	17,878,637
*	Transportadora de Gas del Sur SA Series B	660,500	784,547
TOTAL COMMON STOCKS
(Cost $19,009,344)			39,823,349
INVESTMENT IN CURRENCY — (0.1%)
*	Argentine Peso		650,999
(Cost $650,973)
RIGHTS/WARRANTS — (0.0%)
*	Capex SA Rights 09/05/05	131,575	0
(Cost $0)
TOTAL — ARGENTINA
(Cost $19,660,317)			40,474,348
HUNGARY — (1.8%)
COMMON STOCKS — (1.8%)
*	Danubius Hotel & Spa RT	172,246	4,935,513
	Egis RT	80,537	7,471,232
*	Fotex First Hungarian-American Photo Service Co.	2,356,737	3,960,486
*	Globus Konzervipari RT	349,690	727,206
	Magyar Olay-Es Gazipari RT	69,909	7,711,587
*	Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)	100,770	736,566
*	North American Business Industries RT	121,832	133,335
*	Pannonplast P.L.C.	138,882	1,155,174

*	Raba Hungarian Railway Carriage & Machine Works	482,083	1,799,023
*	Synergon Information Systems Ltd., Budapest	247,161	772,156
*	Tiszai Vegyi Kombinat RT	253,242	7,302,499
TOTAL — HUNGARY
(Cost $21,793,560)			36,704,777
PHILIPPINES — (1.4%)
COMMON STOCKS — (1.4%)
	Aboitiz Equity Ventures, Inc.	5,782,000	510,037
	Alaska Milk Corp.	7,953,000	490,456
*	Alsons Consolidated Resources, Inc.	16,904,000	157,448
	Bacnotan Consolidated Industries, Inc.	1,696,970	295,518
*	Belle Corp.	30,800,000	501,681
*	Cebu Holdings, Inc.	7,763,250	127,349
*	Digital Telecommunications (Philippines), Inc.	131,630,000	2,356,204
	Equitable PCI Bank, Inc.	2,841,900	2,605,808
*	Fil-Estate Land, Inc.	3,196,340	23,626
*	Filinvest Development Corp.	5,283,500	105,324
*	Filinvest Land, Inc.	151,904,100	3,636,574
*	Filipina Water Bottling Corp.	5,471,786	0
*	First E-Bank Corp.	409,000	7,050
	Keppel Philippines Marine, Inc.	9,725,165	104,473
*	Kuok Philippine Properties, Inc.	4,300,000	14,709
*	Megaworld Properties & Holdings, Inc.	179,870,000	4,374,377
	Metro Bank and Trust Co.	349,020	174,560
*	Mondragon International Philippines, Inc.	2,464,000	5,473
	Petron Corp.	15,160,000	879,415
*	Philippine National Bank	3,619,900	2,447,493
*	Philippine National Construction Corp.	398,900	21,797
*	Philippine Realty & Holdings Corp.	20,930,000	62,504
	Philippine Savings Bank	1,095,390	642,343
*	Prime Orion Philippines, Inc.	14,400,000	54,376
*	RFM Corp.	2,488,200	32,829
	Robinson’s Land Corp. Series B	16,019,000	1,137,778
	Security Bank Corp.	2,713,200	1,483,486
	SM Development Corp.	21,996,400	549,286
*	Solid Group, Inc.	19,668,000	184,291
	Soriano (A.) Corp.	20,195,000	756,597
	Union Bank of the Philippines	547,400	292,042
	Universal Robina Corp.	16,140,300	4,776,159
*	Urban Bank, Inc.	14,950	165
TOTAL — PHILIPPINES
(Cost $28,352,717)			28,811,228
UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	TTI Team Telecom International, Ltd.	16,590	49,770
(Cost $34,900)
EMU — (0.0%)
INVESTMENT IN CURRENCY — (0.0%)
*	Euro Currency		415
(Cost $284)

Face Amount
(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 3.38%, 09/01/05 (Collateralized by $13,547,000 FNMA Note 2.95%, 11/14/07, valued at $13,631,669) to be repurchased at $13,431,261	$13,430	13,430,000
(Cost $13,430,000)

TOTAL INVESTMENTS — (100.0%)
(Cost $1,397,446,487) ††	$2,075,220,976

†	Securities have been fair valued. See Security Valuation Note.
*	Non-Income Producing Securities.
††	The cost for federal income tax purposes is $1,398,331,268.

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Fund’s advisor is Dimensional Fund Advisors Inc.

Security Valuation Note

Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.  Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.  Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

The Fund will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund.  When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

ITEM 2.                              CONTROLS AND PROCEDURES.

(a)               Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)              There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                              EXHIBITS.

(a)               Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/ David G. Booth
David G. Booth
Co-Chairman, Director, President,
Chief Executive Officer and Chief Investment Officer

Date:  October 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  October 20, 2005

By:	/s/ Michael T. Scardina
Michael T. Scardina
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date:  October 20, 2005